REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE－4 REVENUE

Revenue was generated from the following activities:

	Nine Months ended September 30,
	2025	2024
At a point in time:
Sales – online ordering	$17,591	$29,360
Sales – digital marketing	2,765,068	2,681,523
Sales – online ticketing and reservation	1,287,769	650,480
Sales – data	472	4,849

Over a period of time:
Sales – digital marketing	1,284,480	1,860,550
Software subscription sales	—	6,721
	$5,355,380	$5,233,483

	Three Months ended September 30,
	2025	2024
At a point in time:
Sales – online ordering	$10,212	$4,931
Sales – digital marketing	589,212	812,043
Sales – online ticketing and reservation	568,673	208,873
Sales – data	75	106

Over a period of time:
Sales – digital marketing	212,210	649,437
Software subscription sales	—	504
	$1,380,382	$1,675,894

Contract liabilities recognized were related to online ticketing and reservation, digital marketing, telecommunication reseller and software sales and the following is reconciliation for the periods presented:

Schedule of Contract liabilities:

	September 30,	December 31,
	2025	2024
Contract liabilities, brought forward	$1,426,901	$1,265,753
Add: recognized as deferred revenue	477,803	1,426,901
Less: recognized as revenue	(1,154,176)	(1,265,753)
Contract liabilities, carried forward	$750,528	$1,426,901

NOTE－4 REVENUE

Revenue was generated from the following activities:

	Years ended December 31,
	2024	2023
At a point in time:
Sales – online ordering	$34,808	$512,124
Sales – digital marketing	3,506,052	3,936,733
Sales – online ticketing and reservation	885,017	1,606,800
Sales – data	4,898	24,018
Over a period of time:
Sales – digital marketing	2,667,918	2,029,878
Software sales	6,837	62,082
	$7,105,530	$8,171,635

Contract liabilities recognized were related to online ticketing and reservation and digital marketing and the following is reconciliation for the years presented:

Schedule of Contract liabilities:

	Years ended December 31,
	2024	2023
Contract liabilities, brought forward	$1,265,753	$1,405,090
Add: recognized as deferred revenue	1,426,901	1,265,753
Less: recognized as revenue	(1,265,753)	(1,405,090)
Contract liabilities, carried forward	$1,426,901	$1,265,753

The contract liabilities are expected to be recognized within the next twelve months.